T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

July 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.5%
ALABAMA 6.1%
Black Belt Energy Gas District, 4.00%, 6/1/51 (Tender 12/1/31)	1,095	1,100
Black Belt Energy Gas District, Series A, 5.00%, 12/1/34	500	517
Black Belt Energy Gas District, Series C, 5.00%, 6/1/35	500	518
Black Belt Energy Gas District, Series D, VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	500	520
Black Belt Energy Gas District, Series F, 5.00%, 12/1/35	500	519
Black Belt Energy Gas District, Series F, 5.00%, 6/1/36	1,000	1,020
Black Belt Energy Gas District, Series H-2-1, 5.00%, 12/1/31	1,000	1,040
Black Belt Energy Gas District, Series I, 5.00%, 10/1/33	500	523
Black Belt Energy Gas District, Series J, 5.00%, 11/1/36	1,090	1,125
Energy Southeast A Cooperative District, Series A, 5.00%, 11/1/35	795	818
Energy Southeast A Cooperative District, Series B, 5.00%, 11/1/33	265	277
Prattville Industrial Dev. Board, Series B, 3.45%, 11/1/33 (Tender 10/1/31)	20	20
Southeast Alabama Gas Supply Dist., Series B, VRDN, 5.00%, 6/1/49 (Tender 5/1/32)	955	991
Southeast Energy Auth., A Cooperative Dist., Series A, VRDN, 4.00%, 11/1/51 (Tender 10/1/28)	540	545
Southeast Energy Auth., A Cooperative Dist., Series A-1, 5.50%, 1/1/53 (Tender 12/1/29)	100	106
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 4.00%, 12/1/51 (Tender 12/1/31)	400	397
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 5.00%, 5/1/53 (Tender 8/1/28)	705	724
Southeast Energy Auth., A Cooperative Dist., Series H, 5.00%, 11/1/35	870	900
		11,660
ALASKA 0.1%
Alaska Housing Finance, Series A, 2.15%, 6/1/31	195	177
		177
ARIZONA 3.4%
Arizona IDA, Series A, 4.00%, 11/1/27	180	180
Arizona IDA, Series A, 4.00%, 7/15/40 (1)	100	91
Arizona IDA, Series A, 4.00%, 7/15/30 (1)	325	324
Arizona IDA, Series A, 4.50%, 7/15/29 (1)	200	195
Arizona IDA, Series A, 5.00%, 11/1/29	400	420
Arizona IDA, Series A, 5.00%, 11/1/34	215	232
Arizona IDA, Series A, 5.00%, 7/15/39	500	487
Arizona IDA, Series A, 5.00%, 11/1/36	100	106
Arizona IDA, Series A, 5.00%, 7/1/42 (2)	225	238
Chandler IDA, 4.00%, 6/1/49 (Tender 6/1/29) (3)	515	519
Chandler IDA, Series 1, 5.00%, 9/1/42 (Tender 9/1/27) (3)	175	177
Chandler IDA, Series 2022-2, 5.00%, 9/1/52 (Tender 9/1/27) (3)	965	974
Maricopa County IDA, Series A, 5.00%, 1/1/33	130	131
Phoenix Civic Improvement, 5.00%, 7/1/31 (3)	500	515
Phoenix Civic Improvement, 5.00%, 7/1/33 (3)	325	334
Phoenix Civic Improvement, Series A, 5.00%, 7/1/33 (3)	500	507
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/31	30	31
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/33	100	101

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/27	265	268
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/37	250	251
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/32	140	142
Salt Verde Financial, 5.00%, 12/1/37	200	204
		6,427
CALIFORNIA 5.1%
California Community Choice Fin. Auth., Series E, 5.00%, 7/1/35	125	135
California Community Choice Fin. Auth., Series G, 5.00%, 12/1/35	125	133
California Community Choice Fin. Auth., Series G, 5.00%, 10/1/34	200	212
California Community Choice Fin. Auth., Green Bond Energy Project, Series E-1, VRDN, 5.00%, 2/1/55 (Tender 9/1/32)	500	523
California Municipal Fin. Auth., 4.625%, 9/1/35	100	99
California Municipal Fin. Auth., 5.00%, 5/15/37	250	256
California Municipal Fin. Auth., Series A, 4.217%, 11/20/40	199	193
California Municipal Fin. Auth., Series A, 5.00%, 7/1/36	35	35
California Municipal Fin. Auth., Series A, 5.00%, 11/1/35 (1)	250	259
California Municipal Fin. Auth., Series A, 5.125%, 11/1/40 (1)	250	254
California Municipal Fin. Auth., Series A-P3, 5.00%, 6/30/27 (3)	400	405
California Municipal Fin. Auth., Series B, 3.375%, 9/1/50 (Tender 9/1/28) (3)	250	249
California PFA, 5.00%, 10/15/37	700	700
California School Fin. Auth., Series A, 5.00%, 7/1/27 (1)	100	101
California School Fin. Auth., Series A, 5.00%, 7/1/28 (1)	100	103
California Statewide CDA, 5.00%, 5/15/40	260	260
California Statewide CDA, Series A, 5.00%, 5/15/30	220	223
California Statewide CDA, Series A, 5.00%, 9/2/39	330	347
California Statewide CDA, Series A-2, 5.00%, 9/2/33	25	26
California Statewide CDA, Series A-2, 5.00%, 9/2/34	25	26
California Statewide CDA, Series A-2, 5.00%, 9/2/35	25	26
California Statewide CDA, Series A-2, 5.00%, 9/2/36	25	26
California Statewide CDA, Series A-2, 5.00%, 9/2/37	25	26
California Statewide CDA, Series A-2, 5.00%, 9/2/38	25	26
California Statewide CDA, Series A-2, 5.00%, 9/2/39	25	26
California Statewide CDA, Series A-2, 5.00%, 9/2/40	35	36
California Statewide CDA, Series A-2, 5.00%, 9/2/41	40	41
California Statewide CDA, Series B, 5.00%, 9/2/33	215	228
California Statewide CDA, Series C-1, 5.00%, 9/2/39	345	361
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (1)	225	231
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/36 (1)	400	400
California Statewide CDA, Statewide Community Infrastructure Program, Series 2024C-1, 5.00%, 9/2/30	100	105
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	75	78
Lompoc Valley Medical Center, 5.00%, 2/1/31	300	309
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (3)	200	217
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3)	150	159
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3)	100	102
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (3)	790	798
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/37 (3)	285	293

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/29 (3)	205	206
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/35 (3)	140	149
Norman Y Mineta San Jose International Airport, Series A, 5.00%, 3/1/41 (3)	175	176
Orange County Community Facilities District, Series A, 5.00%, 8/15/33	25	26
Orange County Community Facilities District, Series A, 5.00%, 8/15/34	25	26
Orange County Community Facilities District, Series A, 5.00%, 8/15/35	25	26
Orange County Community Facilities District, Series A, 5.00%, 8/15/36	25	26
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2ND, 5.00%, 5/1/48 (3)	495	496
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, 5.00%, 5/1/34 (3)	245	255
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, 5.25%, 5/1/45 (3)	125	133
University of California, Series CH, 5.50%, 5/15/43	50	57
		9,603
COLORADO 4.9%
Colorado, GO, 6.00%, 12/15/39	270	305
Colorado, GO, 6.00%, 12/15/38	385	437
Colorado, GO, 6.00%, 12/15/41	1,220	1,369
Colorado Educational & Cultural Facilities Auth., Series A, 4.375%, 6/1/36 (1)	100	97
Colorado HFA, Series A, 5.00%, 5/15/37	500	534
Colorado HFA, Series A-1, VRDN, 5.00%, 11/15/58 (Tender 11/15/28)	160	167
Colorado HFA, Series B, VRDN, 5.00%, 5/15/62 (Tender 8/17/26)	165	165
Colorado HFA, Series B-2, 5.00%, 8/1/49 (Tender 8/1/26)	325	325
Denver City & County Airport, Series A, 4.00%, 12/1/33 (3)	500	500
Denver City & County Airport, Series A, 5.00%, 12/1/29 (3)	1,445	1,501
Denver City & County Airport, Series A, 5.00%, 12/1/37 (3)	1,500	1,531
Denver City & County Airport, Series A, 5.00%, 12/1/33 (3)	35	36
Denver City & County Airport, Series A, 5.00%, 12/1/34 (3)	45	46
Denver City & County Airport, Series A, 5.00%, 12/1/43 (3)	305	308
Denver Convention Center Hotel Auth., 5.00%, 12/1/36	250	251
Denver Convention Center Hotel Auth., 5.00%, 12/1/40	615	615
Denver Convention Center Hotel Auth., 5.00%, 12/1/30	25	25
E-470 Public Highway Auth., Series A, 5.00%, 9/1/40	345	370
E-470 Public Highway Auth., Series A-2, Zero Coupon, 9/1/39	1,000	555
E-470 Public Highway Auth., Series B, FRN, 3.138%, 9/1/39 (Tender 9/1/28)	175	175
		9,312
CONNECTICUT 2.2%
Aquarion Water Auth., Series B, 5.25%, 2/1/33	125	139
Aquarion Water Auth., Series D, 5.25%, 8/1/42 (2)	100	109
Aquarion Water Auth., Series E, Zero Coupon, 8/1/44 (2)	100	43
Connecticut, Series A, GO, 5.00%, 3/15/41	200	216
Connecticut, Series G, GO, 5.00%, 11/15/39	425	460
Connecticut HEFA, Hartford Univ., Series N, 5.00%, 7/1/31	95	96
Connecticut Housing Finance Auth., Series A-1, 3.625%, 5/15/35	90	86
Connecticut Housing Finance Auth., Series E-2, 2.90%, 11/15/29 (3)	1,000	972

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Connecticut Housing Finance Auth., Series F-1, 3.20%, 11/15/33	360	343
Connecticut Special Tax Revenue, Series A, 5.00%, 7/1/44	500	535
Connecticut Special Tax Revenue, Series A, 5.25%, 7/1/43	1,000	1,078
Connecticut State HEFA, Series A, 5.00%, 7/1/43 (4)	175	185
Connecticut State HEFA, Series F, 5.00%, 7/1/27	15	15
		4,277
DELAWARE 1.0%
Delaware Economic Dev. Auth., 4.00%, 9/1/31	30	30
Delaware Economic Dev. Auth., Series A, 5.00%, 9/1/36	180	180
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/31	480	490
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	25	25
Delaware HFA., 5.00%, 10/1/42	230	244
Kent County, Series A, 5.00%, 7/1/32	375	377
Kent County, Series A, 5.00%, 7/1/30	600	605
		1,951
DISTRICT OF COLUMBIA 2.7%
District of Columbia, 5.00%, 4/1/32	130	131
District of Columbia, Series A, 5.00%, 7/1/42	235	232
District of Columbia Water & Sewer Auth., Series A, 5.00%, 10/1/44	230	245
District of Columbia, Georgetown Univ., 5.00%, 4/1/36	150	151
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/37	335	336
Metropolitan Washington Airports Auth., 5.00%, 10/1/34 (3)	235	238
Metropolitan Washington Airports Auth., Series 2016A, 5.00%, 10/1/31 (3)	25	25
Metropolitan Washington Airports Auth., Series 2022A, 5.00%, 10/1/31 (3)	285	306
Metropolitan Washington Airports Auth., Series A, 4.00%, 10/1/35 (3)	930	913
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/38 (3)	390	410
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/35 (3)	500	501
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/34 (3)	515	516
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/36 (3)	65	67
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/36	285	294
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/44	250	254
Washington Metropolitan Area Transit Auth., Series A, 5.00%, 7/15/48	500	513
		5,132
FLORIDA 3.1%
Alachua County HFA, Series B, 5.00%, 12/1/34	200	200
Alachua County HFA, Series B-1, 5.00%, 12/1/34	445	463
Ave Maria Stewardship Community Dist., 4.375%, 5/1/35	250	243
Capital Trust Auth., 4.50%, 6/15/33 (1)	500	498
Central Florida Expressway Auth., Series B, 4.00%, 7/1/39	225	225
Florida Dev. Fin., 4.35%, 4/1/37 (Tender 4/2/31) (3)	500	497
Florida Dev. Fin., Series A, 5.00%, 2/15/31	150	150
Florida Dev. Fin., Series A, 5.00%, 2/15/38	240	233
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28	335	336

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Halifax Hospital Medical Center, 5.00%, 6/1/36	380	380
Hillsborough County Aviation Auth., Series B, 5.00%, 10/1/36 (3)	620	666
Lee Airport Rev., Series A-2, 5.00%, 10/1/56 (Tender 10/1/31) (3)	400	423
Miami-Dade County Aviation Revenue, 5.00%, 10/1/27	480	482
Miami-Dade County IDA, 4.00%, 6/15/31	50	50
Orange County HFA, Series A, 5.00%, 10/1/39	400	401
Polk County IDA, 4.825%, 6/15/35 (1)	100	99
Sarasota County HFA, Series A, 5.00%, 1/1/42	30	30
Sarasota County HFA, Southwest Florida Retirement Centre, Series A, 5.00%, 1/1/37	200	200
Sarasota County Public Hospital District, 5.00%, 7/1/41	70	71
South Miami HFA, 5.00%, 8/15/47	180	181
		5,828
GEORGIA 3.3%
Atlanta Dept. of Aviation, Series B-1, 5.25%, 7/1/42 (3)	100	106
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/34 (3)	875	930
Atlanta Dev. Auth., Series A, 5.25%, 7/1/40 (1)	300	304
Atlanta, Water & Wastewater Revenue, 5.00%, 11/1/37 (2)	500	551
Bartow County Dev. Auth., 3.95%, 12/1/32 (Tender 3/8/28)	15	15
Burke County Dev. Auth, Series 2013, VRDN, 3.375%, 11/1/53 (Tender 3/12/27)	95	95
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle Project, Series 2, VRDN, 3.30%, 12/1/49 (Tender 8/21/29)	220	221
Cobb County Dev. Auth, Series B, 5.00%, 6/15/38	200	210
Cobb County Dev. Auth, Series C, 5.00%, 6/15/37	300	313
Cobb County Kennestone Hospital Auth., 4.00%, 4/1/31	160	160
DeKalb County Housing Auth., 4.00%, 7/1/36	125	123
Fulton County Dev. Auth, Series A, 5.00%, 4/1/37	145	146
Gainesville & Hall County Hospital Auth., Series A, 5.00%, 2/15/35	50	50
George L Smith II Congress Center Auth., Series A, 2.375%, 1/1/31	135	126
Georgia Housing & Fin. Auth., Series A, 3.05%, 12/1/40	150	129
Georgia Housing & Fin. Auth., Series A, 3.90%, 12/1/35	360	356
Griffin-Spalding County Hospital Auth., Series A, 5.00%, 4/1/32	20	20
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)	800	832
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)	250	263
Monroe County Dev. Auth., 3.35%, 11/1/48 (Tender 3/27/30)	150	150
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/36	700	740
Private Colleges & Universities Auth., Series B, 4.00%, 10/1/36	95	93
Savannah Hospital Auth., Series A, 4.00%, 7/1/36	250	243
		6,176
HAWAII 0.3%
Hawaii Airports System Revenue, Series A, 5.00%, 7/1/34 (3)	500	513
		513
IDAHO 0.4%
Idaho HFA, Series A, 5.00%, 3/1/30	200	212
Idaho HFA, Series D, 5.50%, 12/1/26	500	501
		713

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
ILLINOIS 4.9%
Chicago O'Hare Int'l Airport, Series D, 5.00%, 1/1/36 (3)	340	342
Illinois, GO, 4.00%, 6/1/32	45	45
Illinois, GO, 4.00%, 6/1/34	55	55
Illinois, GO, 4.00%, 6/1/35	190	188
Illinois, GO, 5.00%, 11/1/37	155	155
Illinois, Series A, GO, 5.00%, 10/1/30	215	223
Illinois, Series A, GO, 5.00%, 3/1/29	295	309
Illinois, Series B, GO, 5.00%, 10/1/32	425	439
Illinois Fin. Auth., 5.00%, 7/1/37	315	327
Illinois Fin. Auth., 5.00%, 8/1/36	200	208
Illinois Fin. Auth., Series A, 5.00%, 5/15/32	275	279
Illinois Fin. Auth., Series A, 5.00%, 5/15/36	100	100
Illinois Fin. Auth., Series A, 5.00%, 7/1/40	750	811
Illinois Fin. Auth., Series B, VRDN, 3.00%, 7/15/55	3,600	3,600
Illinois Fin. Auth., Series B, 5.00%, 10/1/44 (1)	100	98
Illinois Fin. Auth., Series C, 5.00%, 2/15/41	35	35
Illinois Housing Dev. Auth., Series A, 5.00%, 10/1/46	165	170
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/40	250	251
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/47	500	522
Illinois State Toll Highway Auth., Series B, 5.00%, 1/1/40	530	530
Illinois State Toll Highway Auth., Series B, 5.00%, 1/1/41	705	706
		9,393
INDIANA 1.6%
Illinois Fin. Auth., Series A-1, 5.00%, 11/15/42	1,500	1,577
Indiana DFA, 4.60%, 10/1/31 (Tender 10/1/26) (3)	400	401
Indiana Fin. Auth., 5.00%, 10/1/36	100	105
Indiana Fin. Auth., Series A, 5.00%, 9/15/26	250	250
Indiana Fin. Auth., Series A-1, 5.00%, 11/15/38	450	483
Indiana Fin. Auth., Series D, VRDN, 5.00%, 10/1/63 (Tender 10/1/31)	200	215
		3,031
IOWA 1.0%
Iowa Fin. Auth., Series F, VRDN, 2.95%, 7/1/41	1,820	1,820
		1,820
KANSAS 0.1%
University of Kansas Hospital Auth., Series A, 5.25%, 3/1/46	100	106
		106
KENTUCKY 0.8%
Kentucky Bond Dev., Series A, 5.00%, 10/31/42	225	237
Kentucky Economic DFA, Series A, 5.00%, 6/1/45	215	213
Kentucky Economic DFA, Series A, 5.00%, 6/1/31	30	30
Kentucky Economic DFA, Series A, 5.00%, 6/1/37	120	120
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.25%, 6/1/41	400	401
Kentucky Public Energy Auth., Series A-1, 4.00%, 8/1/52 (Tender 8/1/30)	510	512

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series A-1, 5.00%, 5/1/55	100	104
		1,617
LOUISIANA 0.4%
Louisiana Local Government Environmental Facilities & CDA, 3.50%, 11/1/32	550	532
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN, 3.30%, 6/1/37 (Tender 7/3/28)	175	178
		710
MAINE 0.5%
Maine State Housing Auth., Series C, 3.25%, 11/15/30	1,000	991
		991
MARYLAND 3.5%
Baltimore, 3.625%, 1/1/37	85	81
Baltimore, 4.00%, 1/1/40	330	316
Baltimore, 4.00%, 1/1/36	110	110
Baltimore, 5.00%, 1/1/29	95	95
Baltimore City, Convention Center Hotel, 5.00%, 9/1/31	75	75
Frederick, Series A, 4.00%, 7/1/32	250	251
Gaithersburg, 5.00%, 1/1/37	210	213
Gaithersburg, Series A, 5.00%, 1/1/36	60	61
Maryland CDA, Series A, 1.60%, 9/1/32	205	173
Maryland CDA, Series A, 1.75%, 3/1/30	495	455
Maryland CDA, Series B, 3.00%, 9/1/34	50	47
Maryland CDA, Series C-2, 3.70%, 1/1/29	50	50
Maryland CDA, Series D-2, 3.30%, 1/1/29	250	251
Maryland DOT, 2.50%, 10/1/33	250	228
Maryland Economic Dev., 5.00%, 7/1/29	185	187
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35	250	240
Maryland Economic Dev., Ports America Chesapeake, Series A, 5.00%, 6/1/35	220	225
Maryland HHEFA, 3.25%, 7/1/39	100	83
Maryland HHEFA, 4.125%, 1/1/30	20	20
Maryland HHEFA, 5.00%, 7/1/38	100	106
Maryland HHEFA, 5.25%, 1/1/37	500	500
Maryland HHEFA, Series A, 4.00%, 7/1/35	60	60
Maryland HHEFA, Series A, 5.00%, 7/1/34	375	387
Maryland HHEFA, Series A, 5.00%, 7/1/41	130	133
Maryland HHEFA, Series A, 5.00%, 7/1/38	400	403
Maryland HHEFA, Series B, 4.25%, 7/1/41	25	25
Maryland HHEFA, Series B, 5.00%, 1/1/32	70	74
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30	115	116
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28	50	51
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27	130	131
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36	525	542
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36	145	146
Rockville, Series A1, 5.00%, 11/1/30	90	91
Rockville, Series A-2, 5.00%, 11/1/32	25	25

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27	50	50
Washington Suburban Sanitary Commission, GO, 2.00%, 12/1/39	1,000	729
		6,730
MASSACHUSETTS 1.6%
Massachusetts, Series A, GO, 5.00%, 4/1/42	500	538
Massachusetts Commonwealth, Series C, GO, 2.00%, 9/1/38	490	368
Massachusetts DFA, 5.00%, 7/1/42	220	214
Massachusetts DFA, 5.00%, 7/1/36 (1)	100	103
Massachusetts DFA, Series I, 5.00%, 7/1/27	35	35
Massachusetts DFA, CHF Merrimack, Series A, 4.25%, 7/1/34 (1)	325	324
Massachusetts DFA, CHF Wentworth, Series A, 5.25%, 7/1/41 (1)	100	103
Massachusetts HFA, Series 198, 3.85%, 12/1/34 (3)	300	285
Massachusetts HFA, Series B-3, 3.55%, 12/1/29	100	101
Massachusetts HFA, Series G, 3.90%, 12/1/40	950	890
		2,961
MICHIGAN 4.6%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A, 5.00%, 7/1/37	685	747
Great Lakes Water Auth. Water Supply System Revenue, Series A, 5.00%, 7/1/38	1,000	1,086
Great Lakes Water Auth. Water Supply System Revenue, Series A, 5.00%, 7/1/46	450	474
Great Lakes Water Auth. Water Supply System Revenue, Series B, 5.00%, 7/1/44	700	745
Michigan Fin. Auth., 4.00%, 11/15/35	335	330
Michigan Fin. Auth., 5.00%, 11/15/32	305	306
Michigan Fin. Auth., 5.00%, 11/15/37	240	241
Michigan Fin. Auth., 5.00%, 11/15/29	75	75
Michigan Fin. Auth., 5.00%, 11/15/41	735	737
Michigan Fin. Auth., 5.00%, 11/15/34	150	151
Michigan Fin. Auth., Series A, 5.00%, 11/1/44	200	200
Michigan State HFA, Series B-1, VRDN, 5.00%, 8/15/55 (Tender 6/1/32)	1,605	1,722
Michigan State HFA, Series B2, 5.00%, 8/15/55 (Tender 6/1/35)	450	488
Michigan State Housing Dev. Auth., Series A, 3.25%, 10/1/37	490	441
Michigan State Housing Dev. Auth., Series A, 3.50%, 12/1/33	500	484
Michigan State Housing Dev. Auth., Series A-1, 3.55%, 10/1/31	275	268
Michigan Strategic Fund, 4.625%, 10/1/41 (1)	200	199
		8,694
MINNESOTA 0.4%
Minnesota, Series B, GO, 5.00%, 8/1/40	235	252
St Paul Minnesota Housing & Redev. Auth., Series A, 4.00%, 7/1/33	220	219
St Paul Minnesota Housing & Redev. Auth., Series A, 4.00%, 7/1/35	255	249
		720
MISSISSIPPI 0.0%
Warren County, Int'l Paper, 4.00%, 9/1/32	25	25
		25

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
MISSOURI 0.0%
Health & Educational Facilities Auth. of the State of Missouri, Series F, VRDN, 3.05%, 6/1/36	100	100
		100
MONTANA 0.0%
Montana Facility Fin. Auth., Series B-3, 4.10%, 11/15/31	50	50
		50
NEBRASKA 0.8%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53 (Tender 10/1/29)	175	181
Central Plains Energy Project, Series A-1, 5.00%, 8/1/55 (Tender 8/1/31)	950	1,000
Nebraska Investment Fin. Auth., Series D, 3.75%, 9/1/35	280	275
		1,456
NEVADA 0.1%
Reno, 5.00%, 6/1/28 (1)	100	102
Sparks Tourism Improvement District No. 1, 3.875%, 6/15/28	55	55
		157
NEW HAMPSHIRE 0.8%
New Hampshire Business Fin. Auth., Series 1, 4.50%, 4/20/43 (Tender 3/1/36)	100	96
New Hampshire Business Fin. Auth., Series 2, GO, 4.40%, 2/20/43 (Tender 4/1/36)	450	446
New Hampshire Business Fin. Auth., Series 2, GO, 4.40%, 2/20/43 (Tender 4/1/36)	160	154
New Hampshire Business Fin. Auth., Series 2025-1, 4.084%, 1/20/41	49	47
New Hampshire Business Fin. Auth., Series 2025-3, 4.794%, 2/20/41	323	323
New Hampshire Business Fin. Auth., Series A, 5.25%, 2/1/37 (5)	125	137
New Hampshire Business Fin. Auth., Series A, 5.25%, 8/1/40 (5)	220	233
		1,436
NEW JERSEY 0.5%
New Jersey Economic Dev. Auth., 5.00%, 11/1/45	200	200
New Jersey Economic Dev. Auth., 5.00%, 10/1/37 (3)	50	50
New Jersey Economic Dev. Auth., DRP Urban Renewal, 6.375%, 1/1/35 (1)(3)	200	211
New Jersey Educational Facilities Auth., Series A, 5.00%, 7/1/33	100	106
New Jersey Educational Facilities Auth., Series A, 5.00%, 7/1/37	40	40
New Jersey HCFFA, 3.00%, 7/1/32	185	176
New Jersey HCFFA, Series A, 5.00%, 7/1/39	240	240
		1,023
NEW MEXICO 0.4%
New Mexico Mortgage Fin. Auth., Series A, 4.25%, 9/1/43	215	208
New Mexico Mortgage Fin. Auth., Series A-1, 3.70%, 7/1/38	425	393
New Mexico Mortgage Fin. Auth., Series C, 3.85%, 9/1/42	100	92
		693
NEW YORK 11.0%
Build NYC Resource, 4.00%, 6/15/36	400	373
Build NYC Resource, Series B, 5.00%, 6/1/36 (1)	300	308

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Long Island Power Auth., Series C, 3.40%, 9/1/51 (Tender 9/1/30) (5)	105	105
New York City Housing Dev., Series A, 2.70%, 8/1/37	15	13
New York City Housing Dev., Series A-2, 3.73%, 5/1/63 (Tender 12/29/28)	720	720
New York City Housing Dev., Series C1A, 3.50%, 11/1/33	610	602
New York City Housing Dev., Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)	125	126
New York City Housing Dev., Series D, VRDN, 4.30%, 11/1/63 (Tender 11/1/28)	805	813
New York City Housing Dev., Series D-1-B, 4.20%, 11/1/40	250	234
New York City Housing Dev., Series E-1, 2.80%, 11/1/34	500	451
New York City Housing Dev., Series E-1-A, 3.15%, 11/1/36	350	319
New York City Housing Dev., Series F-1A, 3.10%, 11/1/36	210	190
New York City Housing Dev., Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)	300	300
New York City Housing Dev., Series I, 2.15%, 11/1/33	50	43
New York City Housing Dev., Series I-1, 2.10%, 11/1/35	465	380
New York City Housing Dev., Series I-1-A, 3.95%, 11/1/36	250	247
New York City Housing Dev., Series I-1-A, 4.15%, 11/1/46	250	231
New York City Housing Dev., Series K, 3.95%, 11/1/43	245	226
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%, 6/15/37	435	432
New York City Transitional Fin. Auth., Series D, 5.25%, 5/1/45	1,075	1,148
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/47	1,000	1,043
New York City Transitional Fin. Auth., Series F-1, 5.50%, 2/1/48	335	361
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series A, 5.25%, 11/1/47	550	584
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series A-1, 3.625%, 8/1/39	255	232
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series A-1, 5.00%, 11/1/36	175	191
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series C-1, 5.00%, 2/1/37	300	318
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series F-1, 5.00%, 11/1/38	730	790
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series G-1, 5.00%, 11/1/39	75	81
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.00%, 11/1/44	250	264
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.25%, 11/1/45	50	54
New York Mortgage Agency, Series 51, 3.40%, 10/1/30	250	243
New York Mortgage Agency Homeowner Mortgage Rev., Series 232, 2.10%, 4/1/31 (3)	610	558
New York Mortgage Agency Homeowner Mortgage Rev., Series 274, 3.65%, 4/1/38	1,170	1,092
New York Mortgage Agency Homeowner Mortgage Rev., Series 274, 3.70%, 10/1/38	200	188
New York NY, Series F-1, GO, 3.50%, 3/1/38	220	198
New York State Dormitory Auth., 5.00%, 12/1/37 (1)	100	93
New York State Dormitory Auth., 5.00%, 12/1/32 (1)	200	195
New York State Dormitory Auth., Series A, 5.00%, 3/15/43	500	531
New York State Housing Fin. Agency, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)	100	99
New York State Housing Fin. Agency, Series B, 3.20%, 11/1/36	375	338
New York State Housing Fin. Agency, Series C, 3.05%, 11/1/36	200	175
New York State Housing Fin. Agency, Series C, 3.35%, 11/1/46	480	385
New York State Housing Fin. Agency, Series D-1, 4.00%, 11/1/42	230	218

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New York State Housing Fin. Agency, Series D-2, 3.375%, 5/1/65 (Tender 11/1/31)	160	157
New York State Housing Fin. Agency, Series G, 2.40%, 11/1/41	315	234
New York State Housing Fin. Agency, Series K, 3.30%, 11/1/37	50	45
New York Transportation Dev., 5.00%, 12/1/29 (3)	165	173
New York Transportation Dev., 5.00%, 12/1/33 (3)	385	410
New York Transportation Dev., GO, 5.25%, 6/30/38 (3)	120	126
New York Transportation Dev., Series A, 5.00%, 12/1/27 (3)	130	133
New York Transportation Dev., Series A, 5.00%, 12/1/34 (3)	555	577
New York Transportation Dev., Series A, 5.00%, 12/1/35 (3)	950	983
New York Transportation Dev., JFK NTO, 6.00%, 6/30/42 (3)	100	109
Port Auth. of New York & New Jersey, 3.50%, 7/15/35 (3)	55	50
Port Auth. of New York & New Jersey, 5.00%, 11/1/44 (3)	325	332
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/33 (3)	470	480
Port Auth. of New York & New Jersey, Series 214TH, 5.00%, 9/1/30 (3)	180	188
Port Auth. of New York & New Jersey, Series 226, 5.00%, 10/15/38 (3)	380	395
Port Auth. of New York & New Jersey, Series 231ST, 5.00%, 8/1/38 (3)	750	786
Southold Local Dev., Peconic Landing at Southold Project, 3.50%, 12/1/30	30	30
Westchester County Local Dev., Series A, 5.25%, 12/1/40 (1)	100	99
		20,799
NORTH CAROLINA 0.7%
Cape Fear Public Utility Auth. Water & Service Revenue, 5.00%, 4/1/40	150	163
Durham Housing Auth., 500 East Main, VRDN, 3.625%, 4/1/29 (Tender 4/1/28)	85	86
North Carolina Medical Care Commission, Lutheran Services for Aging, Series C, 4.00%, 3/1/31	250	253
North Carolina Medical Care Commission, Penick Village, Series A, 5.00%, 9/1/34	150	157
North Carolina Medical Care Commission, Salemtowne, 5.25%, 10/1/37	600	600
North Carolina Medical Care Commission, Salemtowne Project, 5.375%, 10/1/45	70	70
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/31	50	50
		1,379
OHIO 0.3%
Cuyahoga, 5.00%, 2/15/42	265	263
Norwood OH, 4.375%, 12/1/30	110	111
Ohio Housing Fin. Agency, Series K, 3.35%, 9/1/39	185	159
		533
OKLAHOMA 1.2%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43	610	652
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/40	340	369
Tulsa County Industrial Auth., 5.25%, 11/15/37	1,350	1,358
		2,379
OREGON 0.2%
Port of Portland Airport Revenue, Series 24B, 5.00%, 7/1/42 (3)	30	30
Port of Portland Airport Revenue, Series THIRT, 5.25%, 7/1/42 (3)	250	265
		295

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
PENNSYLVANIA 1.9%
Cumberland County Municipal Auth., 5.00%, 1/1/39	155	155
Hospitals & Higher Education Facilities Auth. of Philadelphia, 5.00%, 7/1/29	100	101
Lycoming County Auth., Series YY1, 5.00%, 11/1/32 (5)	250	259
Lycoming County Auth., Series YY1, 5.00%, 11/1/33 (5)	250	259
Pennsylvania Economic DFA, Bridges Finco Project, 4.125%, 12/31/38 (3)	770	716
Pennsylvania Economic DFA, Bridges Finco Project, 5.00%, 12/31/38 (3)	100	100
Pennsylvania Economic DFA, Waste Management Project, 4.25%, 7/1/41 (Tender 7/1/27) (3)	250	252
Pennsylvania Housing Fin. Agency, Series 123B, 3.45%, 10/1/32	195	187
Pennsylvania Housing Fin. Agency, Series 153A, 3.70%, 10/1/34	160	158
Pennsylvania Housing Fin. Agency, Series 153A, 4.00%, 10/1/37	535	522
Pennsylvania Housing Fin. Agency, Series 2015-117B, 3.90%, 10/1/35	515	515
Pennsylvania State University, Series A, 5.00%, 9/1/39	250	273
Philadelphia Airport Revenue, Series B, 5.00%, 7/1/35 (3)	185	187
		3,684
PUERTO RICO 5.8%
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	1,072	779
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	783	783
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	403	399
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	19	19
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	935	987
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	1,488	1,606
Puerto Rico Commonwealth, Series CW, GO, % 11/1/43 (6)	938	668
Puerto Rico Sales Tax Fin., Restructured, Series A1, Zero Coupon, 7/1/33	464	362
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/29	610	553
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/27	4	4
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 0.01%, 7/1/31	400	339
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34	761	758
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%, 7/1/40	1,183	1,171
Puerto Rico Sales Tax Fin., Restructured, Series A2, 4.329%, 7/1/40	1,353	1,321
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%, 7/1/40	1,024	1,000
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%, 7/1/40	320	317
		11,066
SOUTH CAROLINA 1.3%
Charleston Waterworks & Sewer System Revenue, Series A, 4.00%, 1/1/41	250	237
Medical University Hospital Auth., 5.25%, 5/15/42	100	106
South Carolina Jobs-Economic Dev. Auth, Series A, 3.95%, 4/1/33 (3)	475	478
South Carolina Jobs-Economic Dev. Auth, Series A, 5.00%, 12/1/35	250	256
South Carolina Jobs-Economic Dev. Auth, Series A, 5.25%, 11/1/42	85	92
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, Series A, 5.00%, 5/1/32	155	159
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45	320	335
South Carolina Public Service Auth., Series B, 5.00%, 12/1/40 (4)	220	236
South Carolina Public Service Auth. Revenue, Series E, 5.50%, 12/1/39	450	489

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
South Carolina State Housing Fin. & Dev. Auth., Series B, 5.00%, 7/1/29	50	53
		2,441
SOUTH DAKOTA 0.3%
Lincoln, 5.25%, 8/1/38	375	383
South Dakota Health & EFA, Series C-2, 5.00%, 11/1/51 (Tender 11/1/32)	205	220
		603
TENNESSEE 1.4%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/37	210	214
Metropolitan Government Nashville & Davidson County HEFA, Series B, 5.00%, 7/1/37	400	436
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/43 (3)	500	521
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/42 (3)	500	524
Tennessee Energy Acquisition, Series A, 5.00%, 12/1/35	1,000	1,038
		2,733
TEXAS 8.0%
Arlington Higher Education Fin., 4.00%, 8/15/38	1,000	958
Arlington Higher Education Fin., Series A, 3.00%, 8/15/45	250	190
Arlington Higher Education Fin., Series A, 5.00%, 8/15/33 (5)	200	216
Austin City Airport System Revenue, 5.00%, 11/15/42 (3)	670	699
Austin Convention Enterprises, Series A, 5.00%, 1/1/34	55	55
Austin Convention Enterprises, Series A, 5.00%, 1/1/33	150	150
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/27	35	35
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/28	215	216
Board of Regents of the Univ. of Texas System, Series A, 5.00%, 8/15/43	75	81
Central Texas Turnpike System, Series A, 5.00%, 8/15/37	375	404
Central Texas Turnpike System, Series A, 5.00%, 8/15/38	500	536
Clifton Higher Education Fin., 4.00%, 8/15/34	240	241
Clifton Higher Education Fin., 5.00%, 4/1/41	375	393
Clifton Higher Education Fin., 5.00%, 8/15/36	345	364
Clifton Higher Education Fin., Series A, 4.375%, 2/15/42	885	871
Clifton Higher Education Fin., Series A, 5.00%, 2/15/37	500	536
Clifton Higher Education Fin., Series A, 5.00%, 8/15/36	100	106
Clifton Higher Education Fin., Series A, 5.00%, 8/15/39	210	220
Clifton Higher Education Fin., Series A, 5.00%, 2/15/40	60	63
Clifton Higher Education Fin., Series A, 5.25%, 2/15/45	180	189
Conroe Independent School Dist., GO, 5.00%, 2/15/38	705	774
Cypress-Fairbanks Independent School District, Series B, GO, 5.00%, 2/15/36	250	275
Dallas Fort Worth Int'l Airport, Series A-1, 5.25%, 11/1/37 (3)	285	310
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/32) (3)	200	214
Denton Independent School Dist., GO, 5.00%, 8/15/48	450	464
Georgetown Independent School District, 5.50%, 2/15/38	500	567
Harris County Cultural Education Facilities Fin., Series A, 3.00%, 10/1/40 (2)	650	543
Harris County Cultural Education Facilities Fin., Series B, 5.00%, 7/1/37	620	670
Harris County Hospital District, GO, 5.00%, 2/15/42	225	241
Hidalgo County Regional Mobility Auth., Series A, 4.00%, 12/1/41	400	358

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Houston Airport, Series B, 5.25%, 7/15/29 (3)	275	285
Houston Airport, Series B, 5.50%, 7/15/35 (3)	100	109
Lower Colorado River Auth., Series A, 5.00%, 5/15/40 (4)	935	997
Mission Economic Dev.,Graphic Packaging Int'l, VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (3)	290	299
Mission Economic Dev.,Graphic Packaging Int'l, 5.00%, 12/1/64 (Tender 6/1/30) (3)	100	103
New Hope Cultural Education Facilities Fin., 5.00%, 1/1/27	250	251
North East Texas Regional Mobility Auth., Series A, 5.00%, 1/1/39	100	106
Northside Independent School District, Series B, GO, 2.00%, 6/1/52 (Tender 6/1/27)	300	297
Port of Beaumont Navigation District, Series A, 5.125%, 1/1/44 (1)	100	95
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%, 1/1/55 (Tender 1/1/34)	295	306
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/36	500	515
Texas Municipal Gas Acquisition & Supply VI, Series A, 5.00%, 3/1/34 (5)	300	311
Texas Private Activity Bond Surface Transportation, 5.50%, 6/30/43 (3)	110	113
Texas Private Activity Bond Surface Transportation, Series 2019-A, 5.00%, 12/31/36	75	78
Texas Private Activity Bond Surface Transportation, Series 2023, 5.50%, 6/30/42 (3)	220	227
Waller Consolidated Independent School District, GO, 5.00%, 2/15/41	125	133
		15,164
UTAH 2.2%
Downtown Daybreak Public Infrastructure District No. 1, 5.00%, 3/1/41 (1)	500	501
Salt Lake City Airport, Series 2018-A, 5.00%, 7/1/34 (3)	325	333
Salt Lake City Airport, Series 2021-A, 5.00%, 7/1/34 (3)	270	285
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (3)	350	357
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (3)	1,000	1,010
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (3)	160	161
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (3)	500	511
Salt Lake City Airport, Series A, 5.25%, 7/1/39 (3)	425	452
Utah City West Public Infrastructure District No. 1, 5.00%, 12/1/41 (1)	150	150
Utah Municipal Power Agency, Series A, 5.00%, 7/1/43	325	346
		4,106
VIRGINIA 5.5%
Fairfax County IDA, 5.00%, 5/15/37	500	535
Fairfax County IDA, Series A, 5.00%, 5/15/31	285	288
Farmville IDA, 5.375%, 7/1/53 (Tender 7/1/43) (4)	500	520
Halifax County IDA, Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)	230	231
Henrico County Economic Dev. Aut., 4.00%, 10/1/32	50	50
Henrico County Economic Dev. Auth., 4.00%, 10/1/33	120	121
Henrico County Economic Dev. Auth., Series C, 4.00%, 12/1/32	155	156
Lexington IDA, Series A, 4.00%, 1/1/43	80	74
Loudoun County Economic Dev. Auth., Series A, 5.00%, 12/1/43	655	702
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/27	225	227
Lynchburg Economic Dev. Auth., Series A, 5.25%, 1/1/45	450	475
Lynchburg Economic Dev. Auth., Series B, 5.00%, 1/1/39	30	32
Norfolk Redevelopment & Housing Auth., Series A, 4.375%, 1/1/39	75	71
Prince William County IDA, 4.125%, 1/1/37	20	19
Prince William County IDA, 5.00%, 1/1/31	200	200

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Rockingham County Economic Dev. Auth., Series A, 3.00%, 11/1/46	295	225
Rockingham County Economic Dev. Auth., Series A, 4.00%, 12/1/33	50	50
Rockingham County Economic Dev. Auth., Series A, 5.00%, 12/1/39	100	102
Virginia College Building Auth., Series A, 5.00%, 2/1/41	250	265
Virginia Housing Dev. Auth., Series B, 2.80%, 3/1/37	650	555
Virginia Housing Dev. Auth., Series B, 3.80%, 6/1/31	135	136
Virginia Housing Dev. Auth., Series H, 3.55%, 7/1/34	510	493
Virginia Housing Dev. Auth., Series H, 3.90%, 1/1/37	465	444
Virginia Housing Dev. Auth., Series H, 4.00%, 7/1/38	1,160	1,133
Virginia Small Business Fin. Auth, 5.00%, 1/1/37 (3)	40	41
Virginia Small Business Fin. Auth, 5.00%, 7/1/37 (3)	25	26
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/32	160	167
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/35	430	448
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (3)	550	548
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 4.00%, 7/1/39 (3)	830	792
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 1/1/32 (3)	385	407
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/32 (3)	380	401
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/33 (3)	100	105
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/34 (3)	25	26
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/36 (3)	195	202
Wise County IDA, Series A, 3.80%, 11/1/40 (Tender 5/28/27)	70	70
York County Economic Dev. Auth., Series A, 3.65%, 5/1/33 (Tender 10/1/27)	100	101
		10,438
WASHINGTON 2.8%
Energy Northwest, Series 2023-A, 5.00%, 7/1/39	785	838
Energy Northwest, Series 2024-A, 5.00%, 7/1/39	500	538
Port of Seattle, Series A, 5.00%, 5/1/33 (3)	285	289
Port of Seattle WA, Series B, 5.00%, 7/1/36 (3)	200	214
Port of Seattle WA, Series B, 5.00%, 10/1/30 (3)	95	95
Port of Seattle WA, Series B, 5.00%, 8/1/26 (3)	100	100
Port of Seattle WA, Series C, 5.00%, 5/1/42 (3)	500	503
Washington, Series 2017-A, GO, 5.00%, 8/1/39	20	20
Washington, Series 2024-A, GO, 5.00%, 8/1/39	465	499
Washington, Series 2025A, GO, 5.00%, 8/1/42	515	551
Washington, Series R, GO, 5.00%, 7/1/38	1,000	1,091
Washington Health Care Facilities Auth., Series B-3, 5.00%, 8/1/49 (Tender 8/1/26)	215	215
Washington State Housing Fin. Commission, Series 2, 4.085%, 3/1/50	246	235
Washington State Housing Fin. Commission, Series A, 5.00%, 7/1/45 (1)(2)	100	101
		5,289
WEST VIRGINIA 0.4%
Ohio County Special District Excise Tax, Series A, 5.00%, 6/1/33 (4)	140	152
West Virginia Economic Dev. Auth., Commercial Metals, VRDN, 4.625%, 4/15/55 (Tender 5/15/32) (3)	250	255
West Virginia Hospital Fin. Auth., Series A, 5.00%, 6/1/27	220	220

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
West Virginia Hospital Fin. Auth., Series B, 5.00%, 6/1/55 (Tender 6/1/33)	100	107
		734
WISCONSIN 2.9%
PFA, 5.00%, 11/15/38	175	184
PFA, 5.00%, 11/15/40	40	42
PFA, Series 1, 3.625%, 6/15/63 (Tender 6/15/31)	125	124
PFA, Series A, 4.00%, 7/15/33 (1)	100	98
PFA, Series A, 5.00%, 5/15/30 (1)	100	101
PFA, Series A, 5.00%, 6/15/39	100	106
PFA, Series A, 5.00%, 6/1/37 (1)	200	201
PFA, Series A, 5.00%, 7/1/40 (2)	50	52
PFA, Series A, 6.00%, 6/15/35 (1)	100	102
PFA, Series A-2, 2.875%, 5/1/27 (3)	160	159
PFA, Series B, 5.00%, 6/1/34	70	71
PFA, Series B, 5.00%, 6/1/39	250	251
Wisconsin, Series 2, GO, 5.00%, 5/1/38	500	550
Wisconsin HEFA, 5.00%, 6/1/40	100	102
Wisconsin HEFA, 6.50%, 11/1/36 (1)	500	509
Wisconsin HEFA, Series A, 4.00%, 11/15/35	875	876
Wisconsin HEFA, Series A, 4.00%, 2/15/36	50	49
Wisconsin HEFA, Series A, 5.00%, 11/15/30	35	35
Wisconsin HEFA, Series A, 5.00%, 11/15/31	185	186
Wisconsin HEFA, Series A, 5.00%, 2/15/28	275	275
Wisconsin HEFA, Series A, 5.00%, 11/15/39	685	686
Wisconsin HEFA, Series A, 5.00%, 2/15/42	180	180
Wisconsin Housing & Economic Dev. Auth. Home Ownership Revenue, Series A, 3.25%, 9/1/26	120	120
Wisconsin Housing & Economic Dev. Auth. Home Ownership Revenue, Series D, 3.60%, 3/1/35	395	382
		5,441
Total Municipal Securities (Cost $191,648)		190,566
Total Investments 100.5% of Net Assets (Cost $191,648)		$190,566
Other Assets Less Liabilities (0.5%)		(904)
Net Assets 100.0%		$189,662

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,649 and represents 3.5% of net assets.

(2)	Insured by Build America Mutual Assurance Company
(3)	Interest subject to alternative minimum tax.
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	When-issued security.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

July 31, 2026 Unaudited

(6)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.

CDA	Community Development Administration/Authority
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN
Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Intermediate Municipal Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On July 31, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1133-054Q3
07/26